DEBTS PAYABLE AND SENIOR SECURED NOTES (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2021	Dec. 31, 2023	Dec. 31, 2022
DEBTS PAYABLE AND SENIOR SECURED NOTES
Proceeds from secured promissory notes		$ 10,665	$ 51,713
Senior secured notes
DEBTS PAYABLE AND SENIOR SECURED NOTES
Principal amount	$ 133,250
Proceeds from secured promissory notes	$ 147,000
Interest rate	9.80%